Related party transactions - Amounts included in the Barclays Bank Group's financial statements with other Barclays Group companies (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total income	£ 8,189	£ 8,637
Operating expenses	(5,146)	(4,567)
Total assets	1,064,337		£ 1,059,731
Total liabilities	1,010,641		1,006,021
Parent
Disclosure of transactions between related parties [line items]
Total income	(304)	(346)
Operating expenses	(31)	(34)
Total assets	6,311		6,803
Total liabilities	28,201		25,819
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Total income	10	31
Operating expenses	(1,560)	£ (1,443)
Total assets	1,672		1,917
Total liabilities	£ 3,779		£ 3,954